Schedule of Investments (unaudited)
June 30, 2026
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 Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.5%
Diversified Telecommunication Services — 0.9%
IDT Corp., Class B Shares	1,325	$77,062
Iridium Communications Inc.	3,445	188,958
Total Diversified Telecommunication Services		266,020
Entertainment — 0.1%
Meridian Holdings Inc.	2,388	33,241 *
Interactive Media & Services — 3.6%
Angi Inc.	22,867	136,059 *
Bumble Inc., Class A Shares	32,767	104,854 *
Cars.com Inc.	9,109	99,652 *
EverQuote Inc., Class A Shares	4,558	108,435 *
MediaAlpha Inc., Class A Shares	6,642	83,490 *
Shutterstock Inc.	2,071	28,890
Taboola.com Ltd.	24,575	122,875 *
TripAdvisor Inc.	8,895	121,950 *
Yelp Inc.	2,624	64,341 *
Ziff Davis Inc.	2,996	156,901 *
Total Interactive Media & Services		1,027,447
Media — 1.7%
AMC Global Media Inc., Class A Shares	12,444	124,191 *
Cable One Inc.	3,790	201,287 *
Ibotta Inc., Class A Shares	3,346	114,299 *
Scholastic Corp.	1,270	58,420
Total Media		498,197
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	4,799	49,142

Total Communication Services		1,874,047
Consumer Discretionary — 14.0%
Automobile Components — 2.4%
Gentex Corp.	5,697	143,963
LCI Industries	1,479	156,596
Motorcar Parts of America Inc.	3,530	54,080 *
Phinia Inc.	1,944	160,127
Strattec Security Corp.	926	75,423 *
Visteon Corp.	890	88,297
Total Automobile Components		678,486
Automobiles — 0.5%
Harley-Davidson Inc.	6,080	148,717
Broadline Retail — 0.2%
Kohl’s Corp.	3,967	70,295
Distributors — 0.2%
Weyco Group Inc.	1,399	55,023
Diversified Consumer Services — 3.0%
American Public Education Inc.	1,501	80,604 *
Coursera Inc.	17,289	97,510 *
Frontdoor Inc.	745	57,804 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified Consumer Services — continued
H&R Block Inc.	4,702	$179,052
Perdoceo Education Corp.	4,265	136,480
Phoenix Education Partners Inc.	2,136	70,168
Strategic Education Inc.	1,226	93,936
Stride Inc.	1,785	153,938 *
Total Diversified Consumer Services		869,492
Hotels, Restaurants & Leisure — 1.2%
El Pollo Loco Holdings Inc.	5,727	97,130 *
Monarch Casino & Resort Inc.	1,392	183,201
United Parks & Resorts Inc.	1,247	59,532 *
Total Hotels, Restaurants & Leisure		339,863
Household Durables — 1.8%
Cricut Inc., Class A Shares	23,942	105,105
Flexsteel Industries Inc.	1,302	96,973
Hamilton Beach Brands Holding Co., Class A Shares	2,471	56,907
Hooker Furnishings Corp.	2,808	50,067
Hovnanian Enterprises Inc., Class A Shares	748	106,523 *
La-Z-Boy Inc.	2,284	91,634
Total Household Durables		507,209
Leisure Products — 0.9%
Johnson Outdoors Inc., Class A Shares	1,478	68,047
MasterCraft Boat Holdings Inc.	2,305	59,515 *
Peloton Interactive Inc., Class A Shares	14,991	88,597 *
Polaris Inc.	699	47,839
Total Leisure Products		263,998
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A Shares	1,383	124,484 *
Academy Sports & Outdoors Inc.	1,975	93,082
Bath & Body Works Inc.	8,330	192,673
Buckle Inc.	3,181	134,238
Monro Inc.	3,389	57,986
Sally Beauty Holdings Inc.	9,066	128,193 *
Total Specialty Retail		730,656
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	1,035	42,601
Columbia Sportswear Co.	1,964	121,414
G-III Apparel Group Ltd.	3,834	129,244
Superior Group of Cos. Inc.	3,946	51,772
Total Textiles, Apparel & Luxury Goods		345,031

Total Consumer Discretionary		4,008,770
Consumer Staples — 5.2%
Beverages — 0.6%
Boston Beer Co. Inc., Class A Shares	416	73,645 *
MGP Ingredients Inc.	3,229	56,572
National Beverage Corp.	1,851	57,751 *
Total Beverages		187,968
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 0.3%
Village Super Market Inc., Class A Shares	1,920	$80,986
Food Products — 1.7%
Cal-Maine Foods Inc.	1,680	135,341
Del Monte Corp.	5,051	140,973
Mission Produce Inc.	1	12 *
Seneca Foods Corp., Class A Shares	595	103,494 *
Simply Good Foods Co.	7,378	97,980 *
Total Food Products		477,800
Household Products — 1.1%
Central Garden & Pet Co.	2,613	115,860 *
Oil-Dri Corp. of America	496	50,696
Spectrum Brands Holdings Inc.	1,656	142,002
Total Household Products		308,558
Personal Care Products — 1.5%
BellRing Brands Inc.	12,822	165,917 *
Lifevantage Corp.	8,744	54,562
Nature’s Sunshine Products Inc.	3,917	85,391 *
Niagen Bioscience Inc.	12,169	38,819 *
USANA Health Sciences Inc.	3,971	84,781 *
Total Personal Care Products		429,470

Total Consumer Staples		1,484,782
Energy — 4.0%
Energy Equipment & Services — 1.5%
Cactus Inc., Class A Shares	2,295	117,573
Helix Energy Solutions Group Inc.	13,070	114,232 *
Oil States International Inc.	6,880	55,109 *
Ranger Energy Services Inc., Class A Shares	6,010	96,220
Smart Sand Inc.	9,650	48,346
Total Energy Equipment & Services		431,480
Oil, Gas & Consumable Fuels — 2.5%
Crescent Energy Co., Class A Shares	15,676	153,938
Excelerate Energy Inc., Class A Shares	2,440	92,695
Gulfport Energy Corp.	465	78,910 *
PrimeEnergy Resources Corp.	229	38,218 *
SM Energy Co.	6,257	163,308
Talos Energy Inc.	8,258	106,611 *
World Kinect Corp.	2,752	90,651
Total Oil, Gas & Consumable Fuels		724,331

Total Energy		1,155,811
Financials — 22.3%
Banks — 8.7%
Axos Financial Inc.	591	57,557 *
Cathay General Bancorp	2,658	164,769
Citizens Financial Services Inc.	908	65,776
Civista Bancshares Inc.	4,968	140,197
Financial Institutions Inc.	3,070	119,638
First Financial Corp.	1,985	153,718
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hanmi Financial Corp.	2,496	$80,870
Home Bancorp Inc.	946	64,820
International Bancshares Corp.	2,553	193,900
MainStreet Bancshares Inc.	3,306	81,625
Mercantile Bank Corp.	2,382	136,774
Metropolitan Bank Holding Corp.	498	49,182
Midland States Bancorp Inc.	3,983	124,031
NBT Bancorp Inc.	1,990	98,246
Northeast Bank	445	58,976
Northeast Community Bancorp Inc.	4,269	118,422
Orange County Bancorp Inc.	1,738	63,924
Parke Bancorp Inc.	4,197	139,173
Peoples Bancorp Inc.	1,491	57,269
Plumas Bancorp	1,040	60,778
Preferred Bank	1,365	145,045
S&T Bancorp Inc.	971	47,657
Unity Bancorp Inc.	2,470	144,964
WesBanco Inc.	1,354	52,847
Wintrust Financial Corp.	512	82,289
Total Banks		2,502,447
Capital Markets — 2.9%
Artisan Partners Asset Management Inc., Class A Shares	3,486	120,371
BRC Group Holdings Inc.	11,622	93,441 *
Cohen & Steers Inc.	1,137	86,571
Donnelley Financial Solutions Inc.	1,308	54,871 *
Federated Hermes Inc.	3,719	205,363
Victory Capital Holdings Inc., Class A Shares	3,130	263,109
Total Capital Markets		823,726
Consumer Finance — 2.8%
Bread Financial Holdings Inc.	602	65,227
Dave Inc.	146	54,398 *
Jefferson Capital Inc.	4,388	85,434
LendingTree Inc.	1,856	82,202 *
NerdWallet Inc., Class A Shares	6,663	61,633 *
PROG Holdings Inc.	3,360	156,610
Regional Management Corp.	2,336	96,243
SLM Corp.	3,432	89,026
World Acceptance Corp.	420	94,009 *
Total Consumer Finance		784,782
Financial Services — 4.2%
Acacia Research Corp.	14,611	68,087 *
Cass Information Systems Inc.	1,590	81,599
Euronet Worldwide Inc.	1,553	113,664 *
International Money Express Inc.	3,465	50,069 *
Marqeta Inc., Class A Shares	15,024	60,998 *
Merchants Bancorp	1,974	98,700
NCR Atleos Corp.	3,180	138,044 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
NMI Holdings Inc.	3,823	$157,087 *
Payoneer Global Inc.	12,432	88,516 *
Paysign Inc.	6,213	50,885 *
Radian Group Inc.	2,223	83,740
Repay Holdings Corp.	23,587	99,065 *
Western Union Co.	15,597	120,097
Total Financial Services		1,210,551
Insurance — 3.7%
American Coastal Insurance Corp.	6,097	67,677
American Integrity Insurance Group Inc.	3,732	70,274
Brighthouse Financial Inc.	1,022	64,693 *
F&G Annuities & Life Inc.	6,203	164,938
HCI Group Inc.	451	79,038
Heritage Insurance Holdings Inc.	3,529	92,036 *
Hippo Holdings Inc.	2,036	57,537 *
Investors Title Co.	169	46,252
Kingstone Cos. Inc.	3,657	69,593
Mercury General Corp.	449	47,872
Slide Insurance Holdings Inc.	7,088	137,294 *
Universal Insurance Holdings Inc.	1,161	48,019
White Mountains Insurance Group Ltd.	59	122,330
Total Insurance		1,067,553

Total Financials		6,389,059
Health Care — 18.8%
Biotechnology — 3.4%
ACADIA Pharmaceuticals Inc.	3,593	90,903 *
Anika Therapeutics Inc.	3,649	53,385 *
Catalyst Pharmaceuticals Inc.	4,301	135,180 *
Emergent BioSolutions Inc.	6,912	57,923 *
First Tracks Biotherapeutics Inc.	2,441	49,113 *
Ironwood Pharmaceuticals Inc.	18,553	78,108 *
MiMedx Group Inc.	14,720	56,672 *
Monte Rosa Therapeutics Inc.	3,051	73,834 *
Myriad Genetics Inc.	11,748	67,081 *
Puma Biotechnology Inc.	9,881	80,135 *
Rigel Pharmaceuticals Inc.	1,958	76,597 *
Vanda Pharmaceuticals Inc.	6,814	41,702 *
Veracyte Inc.	2,167	127,268 *
Total Biotechnology		987,901
Health Care Equipment & Supplies — 6.8%
Avanos Medical Inc.	7,115	177,021 *
Bioventus Inc., Class A Shares	7,906	74,633 *
CONMED Corp.	2,131	69,748
DENTSPLY SIRONA Inc.	9,811	104,095
Electromed Inc.	1,761	74,490 *
Embecta Corp.	43,313	141,201
Enovis Corp.	4,459	92,301 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Envista Holdings Corp.	5,796	$152,725 *
Haemonetics Corp.	1,231	92,325 *
ICU Medical Inc.	327	47,938 *
Inspire Medical Systems Inc.	2,543	113,443 *
Integer Holdings Corp.	1,067	99,711 *
Integra LifeSciences Holdings Corp.	4,079	73,259 *
iRadimed Corp.	902	86,195
LeMaitre Vascular Inc.	1,096	105,172
Merit Medical Systems Inc.	679	47,082 *
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	1,193	49,533 *
Pro-Dex Inc.	766	44,849 *
STAAR Surgical Co.	2,608	74,824 *
Tactile Systems Technology Inc.	2,633	78,411 *
Utah Medical Products Inc.	856	59,047
Varex Imaging Corp.	8,038	83,836 *
Total Health Care Equipment & Supplies		1,941,839
Health Care Providers & Services — 2.7%
Addus HomeCare Corp.	897	90,122 *
AMN Healthcare Services Inc.	3,215	104,069 *
Castle Biosciences Inc.	2,531	60,364 *
Concentra Group Holdings Parent Inc.	2,356	70,091
CorVel Corp.	2,013	125,853 *
Cross Country Healthcare Inc.	10,790	142,536 *
National HealthCare Corp.	372	78,626
Pediatrix Medical Group Inc.	3,707	93,898 *
Total Health Care Providers & Services		765,559
Health Care Technology — 1.7%
Doximity Inc., Class A Shares	4,133	85,718 *
GoodRx Holdings Inc., Class A Shares	38,114	109,768 *
HealthStream Inc.	2,570	70,033
LifeMD Inc.	8,863	36,604 *
OptimizeRx Corp.	11,368	65,025 *
Teladoc Health Inc.	12,912	109,494 *
Total Health Care Technology		476,642
Pharmaceuticals — 4.2%
Amneal Pharmaceuticals Inc.	3,315	57,383 *
Amphastar Pharmaceuticals Inc.	3,037	61,287 *
ANI Pharmaceuticals Inc.	613	50,744 *
Collegium Pharmaceutical Inc.	2,223	80,473 *
Corcept Therapeutics Inc.	500	43,475 *
CorMedix Inc.	8,657	67,957 *
Harmony Biosciences Holdings Inc.	2,855	103,950 *
Innoviva Inc.	5,885	133,648 *
Ligand Pharmaceuticals Inc.	432	136,551 *
Pacira BioSciences Inc.	4,879	123,780 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Phibro Animal Health Corp., Class A Shares	1,947	$61,136
Prestige Consumer Healthcare Inc.	1,493	70,574 *
Septerna Inc.	1,547	51,809 *
SIGA Technologies Inc.	13,361	48,634
Supernus Pharmaceuticals Inc.	2,370	110,229 *
Total Pharmaceuticals		1,201,630

Total Health Care		5,373,571
Industrials — 12.4%
Aerospace & Defense — 0.4%
Optex Systems Holdings Inc.	3,811	53,468 *
Park Aerospace Corp.	1,385	52,852
Total Aerospace & Defense		106,320
Air Freight & Logistics — 0.2%
Radiant Logistics Inc.	7,220	68,301 *
Building Products — 1.7%
AZZ Inc.	792	122,799
Gibraltar Industries Inc.	1,668	75,227 *
Insteel Industries Inc.	1,868	56,414
Janus International Group Inc.	9,312	51,682 *
Masterbrand Inc.	11,726	120,660 *
Quanex Building Products Corp.	2,635	49,064
Total Building Products		475,846
Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	21,518	89,515
Ennis Inc.	4,400	93,500
HNI Corp.	2,467	99,691
Liquidity Services Inc.	1,799	70,377 *
Total Commercial Services & Supplies		353,083
Construction & Engineering — 1.1%
Matrix Service Co.	3,631	49,745 *
NWPX Infrastructure Inc.	685	102,709 *
Tutor Perini Corp.	1,823	151,254
Total Construction & Engineering		303,708
Electrical Equipment — 0.5%
Atkore Inc.	807	61,364
Sensata Technologies Holding PLC	1,937	92,473
Total Electrical Equipment		153,837
Ground Transportation — 0.7%
Lyft Inc., Class A Shares	10,311	150,643 *
Proficient Auto Logistics Inc.	7,533	51,300 *
Total Ground Transportation		201,943
Machinery — 1.2%
Blue Bird Corp.	1,084	85,593 *
Luxfer Holdings PLC	4,842	87,350
Miller Industries Inc.	1,309	66,955
Omega Flex Inc.	1,731	54,336
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Worthington Enterprises Inc.	932	$50,104
Total Machinery		344,338
Passenger Airlines — 0.8%
Allegiant Travel Co.	574	67,503 *
SkyWest Inc.	1,489	147,902 *
Total Passenger Airlines		215,405
Professional Services — 3.4%
Barrett Business Services Inc.	1,928	68,483
Forrester Research Inc.	9,145	76,909 *
Franklin Covey Co.	4,118	101,015 *
Insperity Inc.	1,792	74,028
Kelly Services Inc., Class A Shares	9,286	114,032
Kforce Inc.	1,934	90,743
Korn Ferry	1,997	132,960
Resources Connection Inc.	14,550	61,837
TriNet Group Inc.	3,173	157,032
Upwork Inc.	11,364	95,003 *
Total Professional Services		972,042
Trading Companies & Distributors — 1.2%
Global Industrial Co.	1,702	56,949
Hudson Technologies Inc.	8,660	49,708 *
Karat Packaging Inc.	2,328	77,895
Rush Enterprises Inc., Class A Shares	1,492	108,894
Transcat Inc.	605	56,126 *
Total Trading Companies & Distributors		349,572

Total Industrials		3,544,395
Information Technology — 12.4%
Communications Equipment — 1.9%
ADTRAN Holdings Inc.	3,114	43,285 *
BK Technologies Corp.	622	53,479 *
Extreme Networks Inc.	2,514	81,378 *
Harmonic Inc.	5,349	87,349 *
Inseego Corp.	3,899	40,277 *
NETGEAR Inc.	2,017	47,097 *
NetScout Systems Inc.	1,994	86,839 *
Vistance Networks Inc.	8,100	103,518 *
Total Communications Equipment		543,222
Electronic Equipment, Instruments & Components — 3.4%
Badger Meter Inc.	372	55,197
Benchmark Electronics Inc.	468	46,177
Coda Octopus Group Inc.	3,843	37,546 *
CTS Corp.	1,904	124,122
Daktronics Inc.	3,875	75,795 *
ePlus Inc.	562	46,775
Itron Inc.	1,100	95,183 *
Kimball Electronics Inc.	3,668	93,901 *
M-Tron Industries Inc.	824	81,700 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
PC Connection Inc.	1,472	$107,441
Plexus Corp.	295	88,698 *
ScanSource Inc.	2,108	109,806 *
Total Electronic Equipment, Instruments & Components		962,341
IT Services — 2.4%
Commerce.com Inc., Series 1	18,891	55,918 *
DXC Technology Co.	23,992	212,329 *
Everforth Inc.	9,975	178,253 *
Hackett Group Inc.	4,175	44,965
Kyndryl Holdings Inc.	17,032	192,632 *
Total IT Services		684,097
Semiconductors & Semiconductor Equipment — 1.1%
Diodes Inc.	389	42,572 *
inTEST Corp.	2,476	44,989 *
NVE Corp.	366	38,265
Photronics Inc.	3,235	105,235 *
Universal Display Corp.	838	72,562
Total Semiconductors & Semiconductor Equipment		303,623
Software — 3.3%
A10 Networks Inc.	1,403	52,416
Adeia Inc.	1,588	52,293
Consensus Cloud Solutions Inc.	2,238	85,380 *
Five9 Inc.	5,201	110,885 *
Mitek Systems Inc.	3,380	68,039 *
PagerDuty Inc.	12,653	122,102 *
Progress Software Corp.	1,667	55,978 *
Qualys Inc.	1,153	158,526 *
Rimini Street Inc.	9,967	42,459 *
Sprinklr Inc., Class A Shares	7,726	39,866 *
Sprout Social Inc., Class A Shares	9,659	72,926 *
Teradata Corp.	2,856	98,960 *
Total Software		959,830
Technology Hardware, Storage & Peripherals — 0.3%
Eastman Kodak Co.	5,463	50,533 *
Immersion Corp.	6,260	42,380
Total Technology Hardware, Storage & Peripherals		92,913

Total Information Technology		3,546,026
Materials — 3.2%
Chemicals — 1.4%
Cabot Corp.	2,141	194,446
Innospec Inc.	914	74,390
Intrepid Potash Inc.	1,210	39,664 *
Minerals Technologies Inc.	1,325	98,010
Total Chemicals		406,510
Construction Materials — 0.3%
United States Lime & Minerals Inc.	818	85,620
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Metals & Mining — 1.3%
	Aura Minerals Inc.	866	$54,515
	Compass Minerals International Inc.	3,449	107,368 *
	Metallus Inc.	2,638	49,304 *
	Ryerson Holding Corp.	1,633	40,188
	SunCoke Energy Inc.	8,759	70,510
	Worthington Steel Inc.	1,264	42,445
Total Metals & Mining			364,330
Paper & Forest Products — 0.2%
	Sylvamo Corp.	1,819	68,758

Total Materials			925,218
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
	Forestar Group Inc.	2,712	85,835 *
	Real Brokerage Inc.	45,199	82,262 *
	RMR Group Inc., Class A Shares	4,553	93,473

Total Real Estate			261,570
Utilities — 0.2%
Electric Utilities — 0.2%
	Genie Energy Ltd., Class B Shares	4,727	68,305
Total Investments before Short-Term Investments (Cost — $25,073,030)			28,631,554
	Rate
Short-Term Investments — 0.1%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $40,510)	3.542%	40,510	40,510 (e)
Total Investments — 100.0% (Cost — $25,113,540)			28,672,064
Liabilities in Excess of Other Assets — (0.0)%††			(6,251)
Total Net Assets — 100.0%			$28,665,813

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 2).
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
BNY	—	Bank of New York
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$5,373,571	—	$0 *	$5,373,571
Other Common Stocks	23,257,983	—	—	23,257,983
Total Long-Term Investments	28,631,554	—	0 *	28,631,554
Short-Term Investments†	40,510	—	—	40,510
Total Investments	$28,672,064	—	$0 *	$28,672,064

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0 (a)	$0 (a)		0.00%(c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Royce Quant Small-Cap Quality Value ETF 2026 Quarterly Report